Contingencies	12 Months Ended
Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Contingencies
21.	CONTINGENCIES

As of March 31, 2015, the Company has accrued as a current liability US$4,399,828 (as of March 31, 2014: US$4,454,069) for unrecognized tax benefits and US$559,313 (as of March 31, 2014: US$436,920) for related interest and penalties. The unrecognized tax benefits relate mainly to potential transfer pricing arrangements reflected in the Hong Kong and PRC income tax returns of certain subsidiaries of the Company. The final outcome of these tax uncertainties is dependent upon various matters including tax examinations, legal proceedings, certain authority proceedings, changes in regulatory tax laws and interpretations of those tax laws, or expiration of statutes of limitation. However, based on the number of jurisdictions, the uncertainties associated with litigation, and the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, which could include formal legal proceedings, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties.